Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods		€ 42,862	€ 64,225
Sales of services		10,756	11,706
Total	[1]	€ 53,618	€ 75,931

[1]	Unaudited